Risk/Return Detail Data - FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO	Dec. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series I
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Advisor® High Income Advantage Fund/A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® High Income Advantage Fund seeks a combination of a high level of income and the potential for capital gains.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	29.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Potentially investing in non-income producing securities, including defaulted securities and common stocks.Investing up to 20% of total assets in common stocks.Investing in companies in troubled or uncertain financial condition.Investing in domestic and foreign issuers.Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. Investments in covenant-lite loans carry more risk than traditional loans as they allow issuers to engage in activities that would otherwise be difficult or impossible under a traditional loan agreement. In the event of default, covenant-lite obligations have lower recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	5.60%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	13.23%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(17.92%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Fidelity Advisor High Income Advantage Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.21%	[2]
Total annual operating expenses	1.19%
1 year	$ 516
3 years	763
5 years	1,028
10 years	1,785
1 Year	516
3 Years	763
5 Years	1,028
10 Years	$ 1,785
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Fidelity Advisor High Income Advantage Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Acquired fund fees and expenses	0.21%	[2]
Total annual operating expenses	0.94%
1 year	$ 96
3 years	300
5 years	520
10 years	1,155
1 Year	96
3 Years	300
5 Years	520
10 Years	$ 1,155
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Fidelity Advisor High Income Advantage Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Acquired fund fees and expenses	0.21%	[2]
Total annual operating expenses	1.19%
1 year	$ 516
3 years	763
5 years	1,028
10 years	1,785
1 Year	516
3 Years	763
5 Years	1,028
10 Years	$ 1,785
2013	9.99%
2014	3.86%
2015	(3.01%)
2016	13.36%
2017	11.38%
2018	(5.46%)
2019	17.36%
2020	8.69%
2021	11.29%
2022	(10.48%)
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Fidelity Advisor High Income Advantage Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.55%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.20%	[4]
Acquired fund fees and expenses	0.21%	[2]
Total annual operating expenses	1.96%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 299
3 years	615
5 years	1,057
10 years	2,086
1 Year	199
3 Years	615
5 Years	1,057
10 Years	$ 2,086
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Fidelity Advisor High Income Advantage Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Acquired fund fees and expenses	0.21%	[2]
Total annual operating expenses	0.85%
1 year	$ 87
3 years	271
5 years	471
10 years	1,049
1 Year	87
3 Years	271
5 Years	471
10 Years	$ 1,049
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Return Before Taxes | Fidelity Advisor High Income Advantage Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(14.06%)
Past 5 years	2.90%
Past 10 years	4.91%
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Return Before Taxes | Fidelity Advisor High Income Advantage Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(10.21%)
Past 5 years	4.00%
Past 10 years	5.60%
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Return Before Taxes | Fidelity Advisor High Income Advantage Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(14.06%)
Past 5 years	2.90%
Past 10 years	4.90%
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Return Before Taxes | Fidelity Advisor High Income Advantage Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(12.01%)
Past 5 years	2.95%
Past 10 years	4.70%
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | Return Before Taxes | Fidelity Advisor High Income Advantage Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(10.20%)
Since Inception	3.97%	[5]
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | After Taxes on Distributions | Fidelity Advisor High Income Advantage Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(16.17%)
Past 5 years	0.91%
Past 10 years	2.82%
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | After Taxes on Distributions and Sales | Fidelity Advisor High Income Advantage Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(7.83%)
Past 5 years	1.47%
Past 10 years	2.90%
FidelityAdvisorHighIncomeAdvantageFund-AMCIZPRO | Fidelity Advisor High Income Advantage Fund | ML040
Risk/Return:
Label	ICE® BofA® US High Yield Constrained Index
Past 1 year	(11.21%)
Past 5 years	2.10%
Past 10 years	3.94%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	BIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 1.00%, 1.00%, 1.77%, 0.75%, and 0.66% for Class A, Class M, Class C, Class I, and Class Z, respectively.
[3]	BOn Class C shares redeemed less than one year after purchase.
[4]	AAdjusted to reflect current fees.
[5]	AFrom October 2, 2018.